Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Net sales (Note 3)	$ 754,877	$ 585,852	$ 320,747
Cost of sales	659,745	528,247	289,528
Startup and transition costs	18,127	15,860	16,567
Total cost of goods sold	677,872	544,107	306,095
Gross profit	77,005	41,745	14,652
General and administrative expenses	33,892	14,126	9,175
Income from operations	43,113	27,619	5,477
Other income (expense):
Interest income	344	161	186
Interest expense	(17,614)	(14,565)	(7,236)
Loss on extinguishment of debt	(4,487)		(2,946)
Realized loss on foreign currency remeasurement	(757)	(1,802)	(1,743)
Miscellaneous income	238	246	539
Total other expense	(22,276)	(15,960)	(11,200)
Income (loss) before income taxes	20,837	11,659	(5,723)
Income tax provision	(6,995)	(3,977)	(925)
Net income (loss)	13,842	7,682	(6,648)
Net income attributable to preferred shareholders	5,471	9,423	13,930
Net income (loss) attributable to common shareholders	$ 8,371	$ (1,741)	$ (20,578)
Weighted-average common shares outstanding:
Basic	17,530	4,238	4,238
Diluted	17,616	4,238	4,238
Net income (loss) per common share:
Basic	$ 0.48	$ (0.41)	$ (4.86)
Diluted	$ 0.48	$ (0.41)	$ (4.86)